Segment Information - Schedule of Inter-segment Transaction Prices (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Information [Line Items]
Revenue from external customers	¥ 251,041	¥ 203,595	¥ 174,127
Total transaction and service income	251,041	203,595	174,127
Interest income	116,488	88,442	73,884
Gains (losses) on financial instruments	10,250	5,529	4,641
Other operating income	2,883	1,512	1,959
Total revenue	380,662	299,078	254,611
Operating expenses	(300,580)	(263,568)	(254,600)
Operating profit	80,082	35,510	11
Share of loss of investments accounted for using the equity method	(137)	(549)
Profit before tax	79,945	34,961	11
Payment
Segment Information [Line Items]
Operating expenses	(246,722)	(217,898)	(215,084)
Financial Service
Segment Information [Line Items]
Operating expenses	(56,779)	(48,486)	(42,420)
Operating Segments | Payment
Segment Information [Line Items]
Revenue from external customers	220,770	176,597	149,310
Inter-segment revenue	1,124	1,454	823
Total transaction and service income	221,894	178,051	150,133
Interest income	84,574	68,623	59,013
Gains (losses) on financial instruments	2,327	276	405
Other operating income	2,422	1,304	1,756
Total revenue	311,217	248,254	211,307
Operating expenses	(246,722)	(217,898)	(215,084)
Operating profit	64,495	30,356	(3,777)
Operating Segments | Financial Service
Segment Information [Line Items]
Revenue from external customers	30,271	26,998	24,817
Inter-segment revenue	870	1,362	2,081
Total transaction and service income	31,141	28,360	26,898
Interest income	32,674	19,819	14,871
Gains (losses) on financial instruments	7,923	5,253	4,236
Other operating income	628	208	203
Total revenue	72,366	53,640	46,208
Operating expenses	(56,779)	(48,486)	(42,420)
Operating profit	15,587	5,154	3,788
Inter-segment Eliminations
Segment Information [Line Items]
Inter-segment revenue	(1,994)	(2,816)	(2,904)
Total transaction and service income	(1,994)	(2,816)	(2,904)
Interest income	(760)
Other operating income	(167)
Total revenue	(2,921)	(2,816)	(2,904)
Operating expenses	¥ 2,921	¥ 2,816	¥ 2,904